Gains on Investment Securities and Dividends - Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net Investment Income [Line Items]
Net gains on investment securities	[1]	¥ 127,024	¥ 11,825	¥ 30,731
Dividends income		1,924	2,499	2,292
Gains on investment securities and dividends		¥ 128,948	¥ 14,324	¥ 33,023

[1]	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”